INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes recoverable	R$ 542,325	R$ 344,856
Social contribution taxes recoverable	80,135	40,222
Total	622,460	385,078
Current	R$ 622,460	382,386
Non-current		R$ 2,692